Other Accounts Payable (Details) - Schedule of Salaries and Profit Sharing Payable - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Salaries and Profit Sharing Payable [Abstract]
Vacation	S/ 27,606	S/ 30,854
Compensation for time of service	21,556	27,964
Bonus salaries	23,008	23,393
Wages and salaries	7,354	8,915
Workers’ profit sharing	8,911	4,996
Other remuneration	3,761	3,103
Total	S/ 92,196	S/ 99,225